Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	$ 44,997	$ 40,357
ECL allowance, ending balance	21,105	44,997
Transfers from stage 1 to stage 2	2,914	3,134
Transfers from stage 1 to stage 3	1,099	2,703
Transfers from stage 2 to stage 3	5,036	4,264
Transfers from stage 2 to stage 1	(7,395)	(5,635)
Transfers from stage 3 to stage 2	(2,857)	836
Transfers from stage 3 to stage 1	(210)	(77)
Net changes on financial assets	(22,478)	(768)
Write-off
Other adjustments	(1)	183
Stage 1 [Member]
Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	26,316	23,029
ECL allowance, ending balance	10,949	26,316
Transfers from stage 1 to stage 2	(2,645)	(1,585)
Transfers from stage 1 to stage 3	(142)	(143)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	1,858	1,832
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	3	1
Net changes on financial assets	(14,442)	2,998
Write-off
Other adjustments	1	184
Stage 2 [Member]
Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	8,789	9,599
ECL allowance, ending balance	3,420	8,789
Transfers from stage 1 to stage 2	5,559	4,719
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(2,471)	(1,860)
Transfers from stage 2 to stage 1	(9,253)	(7,467)
Transfers from stage 3 to stage 2	2,187	3,762
Transfers from stage 3 to stage 1
Net changes on financial assets	(1,389)	35
Write-off
Other adjustments	(2)	1
Stage 3 [Member]
Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	9,892	7,729
ECL allowance, ending balance	6,736	9,892
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	1,241	2,846
Transfers from stage 2 to stage 3	7,507	6,124
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(5,044)	(2,926)
Transfers from stage 3 to stage 1	(213)	(78)
Net changes on financial assets	(6,647)	(3,801)
Write-off
Other adjustments		$ (2)